S-K 1602(a)(3) Forepart, Sponsor Compensation	Jun. 08, 2026 USD ($) $ / shares shares
Private Placement Warrants [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	2,500,000
Sponsor [Member] | Private Placement Warrants [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	2,500,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 2
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 5,000,000
Sponsor [Member] | Class A Ordinary Share [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 11.5
CGC IV Sponsor LLC [Member] | Private Placement Warrants [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	937,500
CGC IV Sponsor LLC [Member] | Class A Ordinary Share [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 11.5
Cantor Fitzgerald & Co. [Member] | Private Placement Warrants [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	1,562,500
Cantor Fitzgerald & Co. [Member] | Class A Ordinary Share [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 11.5
Non-managing Sponsor [Member] | Private Placement Warrants [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	875,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 2
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 1,750,000
Non-managing Sponsor [Member] | Founder Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	1,166,667